Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document And Entity Information
Entity Registrant Name	nFusz, Inc.
Entity Central Index Key	0001566610
Document Type	S-1/A
Document Period End Date	Sep. 30, 2018
Amendment Flag	true
Amendment Description	Pre-Effective Amendment No. 1
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false